Equity	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Equity [Abstract]
Equity

14. Equity

The Company’s capital stock consists of Class A Common Stock, Class B Common Stock, Preferred Stock and Series FE Preferred Stock. All classes of stock have a par value of $0.0001 per share. The table below sets forth information about the Company’s equity, as of March 31, 2026:

	Authorized	Issued	Outstanding
Preferred Stock	75,000,000	—	—
Series FE Preferred Stock	1	—	—
Class A Common Stock	250,000,000	855,799	855,799
Class B Common Stock	25,000,000	11,556	11,556
Total	350,000,001	867,355	867,355

Class A and B Common Stock

The Class A Common Stock and Class B Common Stock entitle their holders to one vote per share and ten votes per share, respectively, on each matter properly submitted to the stockholders entitled to vote thereon. The holders of shares of Common Stock shall be entitled to receive dividends declared by the Board of Directors (“Board”), on a pro rata basis based on the number of shares of Common Stock held by each such holder, assuming conversion of all Class B Common Stock into Class A Common Stock at a one to one conversion ratio.

Preferred Stock

The Board has the authority to issue preferred stock and to determine the rights, privileges, preferences, restrictions, and voting rights of those shares.

Series FE Preferred Stock

In connection with and as a condition to closing under the Merger Agreement during 2024, on the Closing Date, the Company issued one (1) share of series FE preferred stock (the “Series FE Preferred Stock”), to one of the OpenReel Stockholders, FE IV OR Aggregator, LLC. The Series FE Preferred Stock has a two (2) year term and from the issue date to the second anniversary of the issue date, the holder is granted the right upon a subsequent financing resulting in the issuance of new securities by the Company, to participate on a pro-rata basis in such subsequent financing up to the holder’s fully-diluted ownership percentage of the Company. Upon the two-year anniversary of the issue date of the Series FE Preferred Stock, the Series FE Preferred Stock will automatically be canceled and return to the status of authorized but unissued. The Series FE Preferred Stock does not participate in dividends of the Company, is not convertible into any other class of equity securities of the Company, has no voting rights with the Common Stock or other equity securities of the Company, and is not redeemable.

Yorkville Standby Equity Purchase Agreement (“SEPA”)

On December 14, 2023, the Company entered into the SEPA with YA II PN, LTD, a Cayman Islands exempt limited partnership managed by Yorkville Advisors Global, LP (“Yorkville”) in connection with the Merger. Pursuant to the SEPA, subject to certain conditions, the Company shall have the option, but not the obligation, to sell to Yorkville, and Yorkville shall subscribe for, an aggregate amount of up to $100 million of the Company’s shares of Class A common stock, par value $0.0001 per share, at the Company’s request any time during the commitment period commencing on December 14, 2023 and terminating on the 36-month anniversary of the SEPA (the “SEPA Option”).

Each advance (each, an “Advance”) the Company requests under the SEPA (notice of such request, an “Advance Notice”) may be for a number of shares of Class A common stock up to the greater of (i) 500 shares or (ii) such amount as is equal to 100% of the average daily volume traded of the Class A common stock during the five trading days immediately prior to the date the Company requests each Advance; provided, in no event shall the number of shares of Class A common stock issued cause the aggregate shares of Class A common stock held by Yorkville and its affiliates as of any such date to exceed 9.99% of the total number of shares of Class A common stock outstanding as of the date of the Advance Notice (less any such shares held by Yorkville and its affiliates as of such date) (the “Exchange Cap”). The shares would be purchased, at the Company’s election, at a purchase price equal to either:

(i)	95% of the average daily Volume Weighted Average Price (“VWAP”) of the Class A Common Stock on the Nasdaq Stock Market (“Nasdaq”), subject to certain conditions per the SEPA (the “Option 1 Pricing Period; or

(ii)	96% of the lowest daily VWAP of the Class A Common Stock during the three trading days commencing on the Advance Notice date, subject to certain conditions per the SEPA (the “Option 2 Pricing Period”).

BANZAI INTERNATIONAL, INC.

Unaudited Notes to Condensed Consolidated Financial Statements

(Dollar amounts in thousands unless otherwise stated, except share and per share data)

Any purchase under an Advance would be subject to certain limitations, including that Yorkville shall not purchase or acquire any shares that would result in it and its affiliates beneficially owning more than 9.99% of the then outstanding voting power or number of shares of Class A common stock or any shares that, aggregated with shares issued under all other earlier Advances, would exceed 19.99% of all shares of Class A Common Stock and Class B Common Stock of the Company, par value $0.0001 per share, outstanding on the date of the SEPA, unless Company shareholder approval was obtained allowing for issuances in excess of such amount.

The SEPA Option was determined to be a freestanding financial instrument which did not meet the criteria to be accounted for as a derivative instrument or to be recognized within equity. Pursuant to ASC 815, the Company will therefore recognize the SEPA Option as an asset or liability, measured at fair value at the date of issuance, December 14, 2023, and in subsequent reporting periods, with changes in fair value recognized in earnings.

In connection with the execution of the SEPA, the Company agreed to pay a commitment fee of $500 to Yorkville at the earlier of (i) March 14, 2024 or (ii) the termination of the SEPA, which will be payable, at the option of the Company, in cash or shares of Class A Common Stock through an Advance (the “Deferred Fee”). In March 2024 the Company issued 71 shares of Class A Common Stock as payment for the Deferred Fee.

Pursuant to the terms of the SEPA, at any time that there is a balance outstanding under the Yorkville Promissory Notes or Yorkville Note, Yorkville has the right to receive shares to pay down the principal balance, and may select the timing and delivery of such shares (via an “Investor Notice”), in an amount up to the outstanding principal balance on the Yorkville Promissory Notes at a purchase price equal to the lower of (i) $100,000.00 per share of Class A common stock (the “Fixed Price”), or (ii) 90% of the lowest daily Volume Weighted Average Price (“VWAP”) of the Class A common stock on Nasdaq during the 10 consecutive Trading Days immediately preceding the Investor Notice date or other date of determination (the “Variable Price”). The Variable Price shall not be lower than $20,000.00 per share (the “Floor Price”). The Floor Price shall be adjusted (downwards only) to equal 20% of the average VWAP for the five trading days immediately prior to the date of effectiveness of the initial Registration Statement. Notwithstanding the foregoing, the Company may reduce the Floor Price to any amount via written notice to Yorkville, provided that such amount is no more than 75% of the closing price on the Trading Day immediately prior to the time of such reduction and no greater than $20,000.00 per share of Class A common stock (the “Conversion Price”). At any time that there is a balance outstanding under the Yorkville Promissory Notes, the Company is not permitted to issue Advance Notices under the SEPA unless an Amortization Event has occurred under the terms of the Yorkville Promissory Notes agreement.

During the year ended December 31, 2025, the Company issued Advance Notices to Yorkville pursuant to the SEPA requesting the purchase of shares of the Company’s Class A common stock. The Company elected to issue Advance Notices subject to both the Option 1 Pricing Period (the “Option 1 Advances”) and the Option 2 Pricing Period (the “Option 2 Advances”).

During the three months ended March 31, 2026 the Company requested the purchase of a total of 15,875 shares of the Company’s Class A common stock in connection with the Option 1 Advances, which Yorkville purchased for a total purchase price of approximately $336. The Company recognized a loss of approximately $14 on the sales during the three months ended March 31, 2026, which represents the difference between the fair value of the shares issued and the proceeds received from the sales.

During the three months ended March 31, 2026 the Company requested the purchase of a total of 15,875 shares of the Company’s Class A common stock in connection the Option 2 Advances. The issuance of the Advance Notices subject to the Option 2 Pricing Period represents the creation of forward share sales contracts, which were determined to meet the definition of a derivative pursuant to ASC 815. As such, upon issuance of the Advance Notices for the Option 2 Advances, the Company recognized derivative liabilities totaling approximately $14 in the aggregate, the fair values of which represented the intrinsic value of the requested number of shares of Class A common stock on the Advance Notice dates. The Company recognized a loss of approximately $14 during the three months ended March 31, 2026 representing the change in fair value of the derivative liabilities during the period from the Advance Notice dates and the settlement dates of the Option 2 Advances. Upon settlement of the Option 2 Advances, the Company sold an aggregate of 15,875 shares of the Company’s Class A common stock to Yorkville for total proceeds of approximately $336.

Additionally, during the three months ended March 31, 2026, the Company settled five Advance Notices subject to the Option 2 Pricing Period issued on December 30, 2024, and accordingly sold 31,750 of the Company’s Class A common stock to Yorkville for proceeds of approximately $701.

BANZAI INTERNATIONAL, INC.

Unaudited Notes to Condensed Consolidated Financial Statements

(Dollar amounts in thousands unless otherwise stated, except share and per share data)

Shares Issued under ATM Agreement

On August 27, 2025, the Company entered into an At The Market Offering Agreement (the “ATM Agreement”) with H.C. Wainwright & Co., LLC, as sales agent (“Wainwright”), to sell its shares of Class A Common Stock, par value $0.0001 per share, from time to time, in an “at the market offering” program through Wainwright, with certain limitations on the amount of Class A Common Stock that may be offered and sold thereunder. The sales of the Shares made under the ATM Agreement (“the ATM Shares”) will be made by any method permitted by law deemed to be an “at the market offering” as defined in Rule 415(a)(4) promulgated under the Securities Act of 1933, as amended, including sales made directly on or through the Nasdaq Capital Market or on any other existing trading market for the Company’s Class A Common Stock, directly to Wainwright as principal, in negotiated transactions at market prices prevailing at the time of sale or at prices related to such prevailing market prices, and/or in any other method permitted by law.

Offers and sales of the ATM shares by the Company will be made through a prospectus supplement, dated August 27, 2025 and an accompanying base prospectus, dated August 8, 2025 (the “ATM Prospectus Supplement”), which ATM Prospectus Supplement forms a part of the Company’s shelf registration statement on Form S-3 (File 333-288908), as amended, initially filed with the SEC on July 23, 2025 (the “Registration Statement”) and declared effective by the SEC on August 8, 2025. The aggregate market value of the shares of Class A Common Stock eligible for sale under the ATM Prospectus Supplement is approximately $8.2 million as of December 5, 2025, which is based on the limitations of General Instruction I.B.6 of Form S-3.

Pursuant to the ATM Agreement, the Company will set the parameters for the sale of the ATM Shares, including the number of ATM Shares to be issued, the time period during which sales are requested to be made, limitation on the number of ATM Shares that may be sold in any one trading day and any minimum price below which sales may not be made. Upon delivery of a placement notice and subject to the terms and conditions of the ATM Agreement, the Manager will use its commercially reasonable efforts, consistent with its normal trading and sales practices, applicable state and federal law, rules and regulations, and the rules of Nasdaq, to sell the ATM Shares from time to time based upon the Company’s instructions. The Company has no obligation to sell any the ATM Shares under the ATM Agreement and may at any time suspend solicitation and offers under the ATM Agreement. The Manager is not obligated to purchase any ATM Shares on a principal basis pursuant to the ATM Agreement.

The ATM Agreement provides that the Company will pay the Manager commissions for its services for acting as agent in the sale of the ATM Shares. The Manager will be entitled to compensation at a fixed commission rate equal to up to 3.0% of the gross proceeds from the sale of the ATM Shares. The Company has agreed to provide the Manager and certain affiliates of the Manager with customary indemnification and contribution rights, including for liabilities under the Securities Act. Pursuant to the ATM Agreement terms, the Company has agreed to reimburse Wainwright for the reasonable fees and expenses of its legal counsel not to exceed $100 (excluding any periodic due diligence fees) incurred in connection with entering into the transactions contemplated by the ATM Agreement and has agreed to reimburse Wainwright up to a maximum of $5 per Representation Date (as defined in the ATM Agreement) in connection with a new Registration Statement or the filing of the Company’s Annual Report on Form 10-K and approximately $3 in connection with each other Representation Date, plus any incidental expense incurred by the Manager in connection therewith.

The ATM Agreement contains customary representations and warranties and conditions regarding the placements of the Shares pursuant thereto, obligations to sell Shares under the ATM Agreement are subject to satisfaction of certain conditions, including the effectiveness of the Registration Statement.

The ATM and the ATM Prospectus Supplement will terminate upon the earlier of (i) the sale of the Maximum Amount (as defined in the ATM Agreement) of Shares pursuant to the ATM Agreement, or (b) the termination of the ATM Agreement by us or the Manager as permitted therein.

In May 2025, the Company entered into a private placement agreement with certain investors to sell 1,595 shares of Class A common stock at $138.00 per share and 1,618 prefunded warrants (the “May 2025 Prefunded Warrants”) at $68.00 per warrant. The May 2025 Prefunded Warrants were immediately exercised, resulting in the issuance of 1,618 shares of Class A common stock. The Company collected in aggregate $330 of gross proceeds from this private placement.

During the three months ended March 31, 2026, the Company issued 107,258 shares under the ATM Agreement for net proceeds of approximately $2,636.

Shares Issued to Hudson

On January 3, 2025, the Company issued 750 restricted shares of its Common Stock, with a determined fair value of $231, partially in exchange for the business advisory services outlined in the consulting agreement with Hudson Global Ventures, LLC, a Nevada limited liability company (“Hudson”). On April 25, 2025, July 1, 2025 and September 3, 2025, the Company issued 2,000, 1,180, and 2,600, respectively, restricted shares of its Class A Common Stock to Hudson, in exchange for certain business advisory services as outlined in a consulting agreement with Hudson, executed on April 1, 2025.

BANZAI INTERNATIONAL, INC.

Unaudited Notes to Condensed Consolidated Financial Statements

(Dollar amounts in thousands unless otherwise stated, except share and per share data)

Shares Issued to Verista

On August 26, 2024, the Company issued 150 shares of its Common Stock, with a determined fair value of $50, in partial settlement of amounts owing to Verista. Refer to Note 13 – Commitments and Contingencies for further detail.

Shares Issued for RSU

During the three months ended March 31, 2026 and 2025, 38,304 and 1,689 RSUs vested into shares of Class A Common Stock of the Company.

Shares Issued for Vidello Acquisition

As disclosed above, on January 31, 2025, the Company closed a previously announced merger with Vidello. As part of the consideration paid to the Vidello Shareholders, the Company issued 4,491 shares of Class A Common Stock, with a determined fair value of $1,662. Refer to Note 4 – Acquisitions for further detail.

Shares Issued for pre-funded warrant exercise

On January 7, 2025, the Company issued 4 shares of Class A Common Stock to CP BF, resulting from the exercise by CP BF of exercise of four (4) pre-funded warrants under the CP BF Pre-Funded Warrant. See Note 12 – Warrant Liabilities.

On April 21, 2025, the Company issued 5,244 shares of Class A Common Stock to Alco, resulting from the exercise by Alco of pre-funded warrants purchased during September 2024.

On November 26, 2025, the Company issued 58,832 shares of Class A Common Stock to FE IV Aggregator, resulting from the exercise by FE IV Aggregator of Pre-Funded Warrants held by FE Aggregator as part of the OpenReel Merger Consideration.

Shares Issued for private placement

In May 2025, the Company entered into a private placement agreement with certain investors to sell 1,594 shares of Class A common stock at $138.00 per share and 1,618 prefunded warrants (the “May 2025 Prefunded Warrants”) at $68.00 per warrant. The May 2025 Prefunded Warrants were immediately exercised, resulting in the issuance of 1,618 shares of Class A common stock. The Company collected in aggregate $330 of gross proceeds from this private placement.

BANZAI INTERNATIONAL, INC.

Unaudited Notes to Condensed Consolidated Financial Statements

(Dollar amounts in thousands unless otherwise stated, except share and per share data)

15. Equity

The Company’s capital stock consists of Class A Common Stock, Class B Common Stock, Preferred Stock and Series FE Preferred Stock. All classes of stock have a par value of $0.0001 per share. The table below sets forth information about the Company’s equity, as of December 31, 2025:

	Authorized	Issued	Outstanding
Preferred Stock	75,000,000	—	—
Series FE Preferred Stock	1	—	—
Class A Common Stock	250,000,000	515,761	515,761
Class B Common Stock	25,000,000	11,556	11,556
Total	350,000,001	527,317	527,317

Class A and B Common Stock

The Class A Common Stock and Class B Common Stock entitle their holders to one vote per share and ten votes per share, respectively, on each matter properly submitted to the stockholders entitled to vote thereon. The holders of shares of Common Stock shall be entitled to receive dividends declared by the Board of Directors (“Board”), on a pro rata basis based on the number of shares of Common Stock held by each such holder, assuming conversion of all Class B Common Stock into Class A Common Stock at a one to one conversion ratio.

Preferred Stock

The Board has the authority to issue preferred stock and to determine the rights, privileges, preferences, restrictions, and voting rights of those shares.

Series FE Preferred Stock

In connection with and as a condition to closing under the Merger Agreement during 2024, on the Closing Date, the Company issued one (1) share of series FE preferred stock (the “Series FE Preferred Stock”), to one of the OpenReel Stockholders, FE IV OR Aggregator, LLC. The Series FE Preferred Stock has a two (2) year term and from the issue date to the second anniversary of the issue date, the holder is granted the right upon a subsequent financing resulting in the issuance of new securities by the Company, to participate on a pro-rata basis in such subsequent financing up to the holder’s fully-diluted ownership percentage of the Company. Upon the two-year anniversary of the issue date of the Series FE Preferred Stock, the Series FE Preferred Stock will automatically be canceled and return to the status of authorized but unissued. The Series FE Preferred Stock does not participate in dividends of the Company, is not convertible into any other class of equity securities of the Company, has no voting rights with the Common Stock or other equity securities of the Company, and is not redeemable.

Yorkville Standby Equity Purchase Agreement (“SEPA”)

On December 14, 2023, the Company entered into the SEPA with YA II PN, LTD, a Cayman Islands exempt limited partnership managed by Yorkville Advisors Global, LP (“Yorkville”) in connection with the Merger. Pursuant to the SEPA, subject to certain conditions, the Company shall have the option, but not the obligation, to sell to Yorkville, and Yorkville shall subscribe for, an aggregate amount of up to up to $100,000,000 of the Company’s shares of Class A common stock, par value $0.0001 per share, at the Company’s request any time during the commitment period commencing on December 14, 2023 and terminating on the 36-month anniversary of the SEPA (the “SEPA Option”).

Each advance (each, an “Advance”) the Company requests under the SEPA (notice of such request, an “Advance Notice”) may be for a number of shares of Class A common stock up to the greater of (i) 10,000 shares or (ii) such amount as is equal to 100% of the average daily volume traded of the Class A common stock during the five trading days immediately prior to the date the Company requests each Advance; provided, in no event shall the number of shares of Class A common stock issued cause the aggregate shares of Class A common stock held by Yorkville and its affiliates as of any such date to exceed 9.99% of the total number of shares of Class A common stock outstanding as of the date of the Advance Notice (less any such shares held by Yorkville and its affiliates as of such date) (the “Exchange Cap”). The shares would be purchased, at the Company’s election, at a purchase price equal to either:

(i)	95% of the average daily Volume Weighted Average Price (“VWAP”) of the Class A Common Stock on the Nasdaq Stock Market (“Nasdaq”), subject to certain conditions per the SEPA (the “Option 1 Pricing Period; or

(ii)	96% of the lowest daily VWAP of the Class A Common Stock during the three trading days commencing on the Advance Notice date, subject to certain conditions per the SEPA (the “Option 2 Pricing Period”).

Any purchase under an Advance would be subject to certain limitations, including that Yorkville shall not purchase or acquire any shares that would result in it and its affiliates beneficially owning more than 9.99% of the then outstanding voting power or number of shares of Class A common stock or any shares that, aggregated with shares issued under all other earlier Advances, would exceed 19.99% of all shares of Class A common stock and Class B common stock of the Company, par value $0.0001 per share, outstanding on the date of the SEPA, unless Company shareholder approval was obtained allowing for issuances in excess of such amount.

The SEPA Option was determined to be a freestanding financial instrument which did not meet the criteria to be accounted for as a derivative instrument or to be recognized within equity. Pursuant to ASC 815, the Company will therefore recognize the SEPA Option as an asset or liability, measured at fair value at the date of issuance, December 14, 2023, and in subsequent reporting periods, with changes in fair value recognized in earnings.

In connection with the execution of the SEPA, the Company agreed to pay a commitment fee of $500,000 to Yorkville at the earlier of (i) March 14, 2024 or (ii) the termination of the SEPA, which will be payable, at the option of the Company, in cash or shares of Class A common stock through an Advance (the “Deferred Fee”). In March 2024 the Company issued 71 Class A common stock as payment for the Deferred Fee.

Pursuant to the terms of the SEPA, at any time that there is a balance outstanding under the Yorkville Promissory Notes or Yorkville Note, Yorkville has the right to receive shares to pay down the principal balance, and may select the timing and delivery of such shares (via an “Investor Notice”), in an amount up to the outstanding principal balance on the Yorkville Promissory Notes at a purchase price equal to the lower of (i) $5,000 per share of Class A common stock (the “Fixed Price”), or (ii) 90% of the lowest daily Volume Weighted Average Price (“VWAP”) of the Class A common stock on Nasdaq during the 10 consecutive Trading Days immediately preceding the Investor Notice date or other date of determination (the “Variable Price”). The Variable Price shall not be lower than $20,000.00 per share (the “Floor Price”). The Floor Price shall be adjusted (downwards only) to equal 20% of the average VWAP for the five trading days immediately prior to the date of effectiveness of the initial Registration Statement. Notwithstanding the foregoing, the Company may reduce the Floor Price to any amount via written notice to Yorkville, provided that such amount is no more than 75% of the closing price on the Trading Day immediately prior to the time of such reduction and no greater than $20,000.00 per share of Class A common stock (the “Conversion Price”). At any time that there is a balance outstanding under the Yorkville Promissory Notes, the Company is not permitted to issue Advance Notices under the SEPA unless an Amortization Event has occurred under the terms of the Yorkville Promissory Notes agreement.

During the year ended December 31, 2025, the Company issued Advance Notices to Yorkville pursuant to the SEPA requesting the purchase of shares of the Company’s Class A common stock. The Company elected to issue Advance Notices subject to both the Option 1 Pricing Period (the “Option 1 Advances”) and the Option 2 Pricing Period (the “Option 2 Advances”).

During the year ended December 31, 2025 the Company requested the purchase of a total of 63,301 shares of the Company’s Class A common stock in connection with the Option 1 Advances, which Yorkville purchased for a total purchase price of approximately $6,473,887. The Company recognized a loss of approximately $340,850 on the sales, which represents the difference between the fair value of the shares issued and the proceeds received from the sales.

During the year ended December 31, 2025 the Company requested the purchase of a total of 80,800 shares of the Company’s Class A common stock in connection the Option 2 Advances. The issuance of the Advance Notices subject to the Option 2 Pricing Period represents the creation of forward share sales contracts, which were determined to meet the definition of a derivative pursuant to ASC 815. As such, upon issuance of the Advance Notices for the Option 2 Advances, the Company recognized derivative liabilities totaling approximately $467,656 in the aggregate, the fair values of which represented the intrinsic value of the requested number of shares of Class A common stock on the Advance Notice dates. The Company recognized a loss of approximately $467,656 during the year ended December 31, 2025 representing the change in fair value of the derivative liabilities during the period from the Advance Notice dates and the settlement dates of the Option 2 Advances. Upon settlement of the Option 2 Advances, the Company sold an aggregate of 80,800 shares of the Company’s Class A common stock to Yorkville for total proceeds of approximately $11,222,588.

Additionally, during the year ended December 31, 2025, the Company settled one Advance Notice subject to the Option 2 Pricing Period issued on December 30, 2024, and accordingly sold 1,525 of the Company’s Class A common stock to Yorkville for proceeds of approximately $48,000.

Shares Issued under ATM Agreement

On August 27, 2025, the Company entered into an At The Market Offering Agreement (the “ATM Agreement”) with H.C. Wainwright & Co., LLC, as sales agent (“Wainwright”), to sell its shares of Class A Common Stock, par value $0.0001 per share, from time to time, in an “at the market offering” program through Wainwright, with certain limitations on the amount of Class A Common Stock that may be offered and sold thereunder. The sales of the Shares made under the ATM Agreement (“the ATM Shares”) will be made by any method permitted by law deemed to be an “at the market offering” as defined in Rule 415(a)(4) promulgated under the Securities Act of 1933, as amended, including sales made directly on or through the Nasdaq Capital Market or on any other existing trading market for the Company’s Class A Common Stock, directly to Wainwright as principal, in negotiated transactions at market prices prevailing at the time of sale or at prices related to such prevailing market prices, and/or in any other method permitted by law.

Offers and sales of the ATM shares by the Company will be made through a prospectus supplement, dated August 27, 2025 and an accompanying base prospectus, dated August 8, 2025 (the “ATM Prospectus Supplement”), which ATM Prospectus Supplement forms a part of the Company’s shelf registration statement on Form S-3 (File 333-288908), as amended, initially filed with the SEC on July 23, 2025 (the “Registration Statement”) and declared effective by the SEC on August 8, 2025. The aggregate market value of the shares of Class A Common Stock eligible for sale under the ATM Prospectus Supplement is approximately $8.2 million as of December 5, 2025, which is based on the limitations of General Instruction I.B.6 of Form S-3.

Pursuant to the ATM Agreement, the Company will set the parameters for the sale of the ATM Shares, including the number of ATM Shares to be issued, the time period during which sales are requested to be made, limitation on the number of ATM Shares that may be sold in any one trading day and any minimum price below which sales may not be made. Upon delivery of a placement notice and subject to the terms and conditions of the ATM Agreement, the Manager will use its commercially reasonable efforts, consistent with its normal trading and sales practices, applicable state and federal law, rules and regulations, and the rules of Nasdaq, to sell the ATM Shares from time to time based upon the Company’s instructions. The Company has no obligation to sell any the ATM Shares under the ATM Agreement and may at any time suspend solicitation and offers under the ATM Agreement. The Manager is not obligated to purchase any ATM Shares on a principal basis pursuant to the ATM Agreement.

The ATM Agreement provides that the Company will pay the Manager commissions for its services for acting as agent in the sale of the ATM Shares. The Manager will be entitled to compensation at a fixed commission rate equal to up to 3.0% of the gross proceeds from the sale of the ATM Shares. The Company has agreed to provide the Manager and certain affiliates of the Manager with customary indemnification and contribution rights, including for liabilities under the Securities Act. Pursuant to the ATM Agreement terms, the Company has agreed to reimburse Wainwright for the reasonable fees and expenses of its legal counsel not to exceed $100,000 (excluding any periodic due diligence fees) incurred in connection with entering into the transactions contemplated by the ATM Agreement and has agreed to reimburse Wainwright up to a maximum of $5,000 per Representation Date (as defined in the ATM Agreement) in connection with a new Registration Statement or the filing of the Company’s Annual Report on Form 10-K and $2,500 in connection with each other Representation Date, plus any incidental expense incurred by the Manager in connection therewith.

The ATM Agreement contains customary representations and warranties and conditions regarding the placements of the Shares pursuant thereto, obligations to sell Shares under the ATM Agreement are subject to satisfaction of certain conditions, including the effectiveness of the Registration Statement.

The ATM and the ATM Prospectus Supplement will terminate upon the earlier of (i) the sale of the Maximum Amount (as defined in the ATM Agreement) of Shares pursuant to the ATM Agreement, or (b) the termination of the ATM Agreement by us or the Manager as permitted therein.

In May 2025, the Company entered into a private placement agreement with certain investors to sell 1,595 shares of Class A common stock at $138.00 per share and 1,618 prefunded warrants (the “May 2025 Prefunded Warrants”) at $68.00 per warrant. The May 2025 Prefunded Warrants were immediately exercised, resulting in the issuance of 1,618 shares of Class A common stock. The Company collected in aggregate $330,000 of gross proceeds from this private placement.

During the year ended December 31, 2025, the Company issued 90,820 shares under the ATM Agreement for net proceeds of approximately $3,429,257.

Shares Issued to Hudson

On January 3, 2025, the Company issued 750 restricted shares of its Common Stock, with a determined fair value of $232,500, partially in exchange for the business advisory services outlined in the consulting agreement with Hudson Global Ventures, LLC, a Nevada limited liability company (“Hudson”). On April 25, 2025, July 1, 2025 and September 3, 2025, the Company issued 2,000, 1,180, and 2,600, respectively, restricted shares of its Class A Common Stock to Hudson, in exchange for certain business advisory services as outlined in a consulting agreement with Hudson, executed on April 1, 2025.

Shares Issued to Verista

On August 26, 2024, the Company issued 150 shares of its Common Stock, with a determined fair value of $49,800, in partial settlement of amounts owing to Verista. Refer to Note 14 – Commitments and Contingencies for further detail.

Shares Issued for RSU

During the year ended December 31, 2025, 10,048 RSUs vested into shares of Class A Common Stock of the Company.

Shares Issued for Vidello Acquisition

As disclosed above, on January 31, 2025, the Company closed a previously announced merger with Vidello. As part of the consideration paid to the Vidello Shareholders, the Company issued 4,491 shares of Class A Common Stock, with a determined fair value of $1,661,677. Refer to Note 4 – Acquisitions for further detail.

Shares Issued for pre-funded warrant exercise

On January 7, 2025, the Company issued 1 share of Class A Common Stock to CP BF, resulting from the exercise by CP BF of exercise of one (1) pre-funded warrant under the CP BF Pre-Funded Warrant. See Note 13 – Warrant Liabilities.

On April 21, 2025, the Company issued 5,244 shares of Class A Common Stock to Alco, resulting from the exercise by Alco of pre-funded warrants purchased during September 2024.

On November 26, 2025, the Company issued 58,832 shares of Class A Common Stock to FE IV Aggregator, resulting from the exercise by FE IV Aggregator of Pre-Funded Warrants held by FE Aggregator as part of the OpenReel Merger Consideration.

Shares Issued for private placement

In May 2025, the Company entered into a private placement agreement with certain investors to sell 1,594 shares of Class A common stock at $138.00 per share and 1,618 prefunded warrants (the “May 2025 Prefunded Warrants”) at $68.00 per warrant. The May 2025 Prefunded Warrants were immediately exercised, resulting in the issuance of 1,618 shares of Class A common stock. The Company collected in aggregate $330,000 of gross proceeds from this private placement.